United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7193
(Investment Company Act File Number)

Federated Hermes Institutional Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: Six months ended 2025-04-30

Item 1.	Reports to Stockholders

Federated Hermes Institutional High Yield Bond Fund

Class A Shares | FIHAX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$37	0.74%

Key Fund Statistics

  Net Assets$7,158,431,562
  Number of Investments551
  Portfolio Turnover6%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B839

28539-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Class C Shares | FIHCX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$76	1.53%

Key Fund Statistics

  Net Assets$7,158,431,562
  Number of Investments551
  Portfolio Turnover6%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B821

28539-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Institutional Shares | FIHBX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.49%

Key Fund Statistics

  Net Assets$7,158,431,562
  Number of Investments551
  Portfolio Turnover6%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B300

28539-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Class R6 Shares | FIHLX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Institutional Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$24	0.48%

Key Fund Statistics

  Net Assets$7,158,431,562
  Number of Investments551
  Portfolio Turnover6%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Independent Energy	3.7%
Building Materials	4.0%
Packaging	4.1%
Gaming	4.5%
Midstream	4.6%
Health Care	4.9%
Automotive	5.1%
Cable Satellite	6.3%
Insurance - P&C	8.7%
Technology	12.5%

Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B847

28539-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | FIHAX	C | FIHCX	Institutional | FIHBX	R6 | FIHLX

Federated Hermes Institutional High Yield Bond Fund

A Portfolio of Federated Hermes Institutional Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.9%
	Aerospace/Defense—1.7%
$ 5,700,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 5,577,507
9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	9,740,639
20,750,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	21,281,283
2,950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	2,946,451
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	14,222,215
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	39,802,120
11,275,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	10,894,396
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,855,530
	TOTAL	122,320,141
	Airlines—0.1%
6,525,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	6,486,959
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,063,403
	TOTAL	8,550,362
	Automotive—5.1%
10,200,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	9,673,714
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,691,122
4,100,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	4,139,700
77,850,000	Clarios Global LP / Clarios US Finance Co, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	78,281,990
4,375,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	4,455,063
36,600,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	25,339,186
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,796,362
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	30,246,704
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	21,013,828
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,247,166
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,254,129
20,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	19,645,818
23,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,457,831
10,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	10,349,825
27,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	26,972,130
19,550,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	18,742,765
21,275,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	20,626,704
13,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	13,362,920
24,100,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	18,003,989
4,300,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	3,928,128
3,475,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	3,322,821
6,250,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	5,757,975
	TOTAL	365,309,870
	Banking—0.1%
10,650,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	10,665,407
	Building Materials—4.0%
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,516,175
3,275,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,026,412
6,100,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	5,296,854
31,600,000	CP Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	26,150,207
39,475,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	33,318,992
26,425,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	24,877,769
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,584,464
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 5,400,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	$ 5,419,575
11,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	11,540,490
8,200,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	7,410,100
17,075,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	16,594,398
17,150,000	Queen MergerCo., Inc., Sec. Fac. Bond, 144A, 6.750%, 4/30/2032	17,237,233
13,300,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	13,386,196
6,925,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	6,956,965
10,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	9,215,785
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	14,681,160
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,828,403
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	28,211,526
7,225,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	7,321,408
26,825,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	26,166,033
	TOTAL	286,740,145
	Cable Satellite—6.3%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	437,786
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	13,203,635
38,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	34,708,012
8,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,828,650
31,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	29,302,778
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,004,285
18,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	17,720,159
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,638,948
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	9,130,083
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,266,471
11,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	11,361,082
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,122,300
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,557,015
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	16,745,441
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	17,655,046
19,475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	9,027,019
7,575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	7,045,772
1,850,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	929,735
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,254,429
11,800,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	7,986,304
15,050,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	9,441,750
9,700,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	9,391,920
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,892,650
9,525,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	8,181,208
9,825,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	9,251,140
18,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	16,950,114
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,559,950
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,863,514
37,675,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	34,578,115
44,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	43,118,064
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	13,192,773
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,659,682
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,496,222
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,823,545
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	15,245,261
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 15,350,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	$ 13,410,159
3,800,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,502,949
7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	7,035,957
	TOTAL	448,519,923
	Chemicals—3.1%
7,350,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,383,475
6,125,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	6,053,507
5,275,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,468,698
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,809,240
3,650,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	3,570,344
13,475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	12,657,194
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	9,458,116
19,475,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	18,430,669
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	11,189,895
32,400,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	28,300,580
18,975,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	19,023,291
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	16,162,052
4,750,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	4,755,724
18,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	19,507,990
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	18,770,064
2,325,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,208,178
7,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	6,448,239
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,391,256
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,076,580
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,447,431
	TOTAL	221,112,523
	Construction Machinery—0.8%
21,000,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	20,933,543
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,231,679
3,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,925,202
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,984,445
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,458,595
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,718,003
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	836,300
	TOTAL	55,087,767
	Consumer Cyclical Services—3.5%
13,375,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	13,674,541
30,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	28,229,579
35,075,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	35,230,768
17,850,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	17,552,100
18,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	18,205,720
4,950,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	4,869,772
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,533,958
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,468,253
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	26,540,465
25,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	25,203,610
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,830,803
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,802,491
21,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	19,166,401
12,600,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,138,124
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	$ 8,049,077
11,850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	12,085,839
11,900,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	12,193,704
	TOTAL	253,775,205
	Consumer Products—1.8%
2,550,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	2,641,517
51,250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	51,250,000
5,075,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	5,359,083
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,264,093
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,687,716
25,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	24,199,866
20,050,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	19,340,108
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,244,641
	TOTAL	129,987,024
	Diversified Manufacturing—1.5%
42,525,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	43,178,141
3,275,000	EMRLD Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	3,343,450
12,475,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	12,673,091
10,700,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	10,854,743
3,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	3,594,592
12,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	13,138,275
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,356,097
	TOTAL	105,138,389
	Finance Companies—3.0%
42,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	45,231,594
1,850,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	1,900,744
1,825,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	1,876,169
2,025,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	2,119,440
10,650,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	10,252,980
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,976,291
10,425,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	9,881,598
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	12,109,624
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,463,686
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,564,566
14,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	13,941,704
18,475,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	16,716,186
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,787,363
22,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	22,286,507
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	19,001,296
11,200,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,059,338
9,100,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	9,007,428
	TOTAL	216,176,514
	Food & Beverage—1.7%
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,157,357
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	20,200,272
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	16,137,033
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,428,853
3,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	3,956,110
15,925,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	15,785,787
8,100,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	8,172,894
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	$ 12,114,403
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,385,267
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,816,558
2,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	2,798,722
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,441,052
	TOTAL	118,394,308
	Gaming—4.5%
15,400,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	11,055,891
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,561,210
9,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	9,029,581
18,875,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	17,806,085
13,725,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	14,058,082
12,250,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	12,324,762
6,300,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	5,822,261
7,549,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	7,577,769
7,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	7,990,886
5,825,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	5,702,386
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,403,782
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,336,890
17,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	17,782,334
8,250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	8,482,739
12,575,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	12,529,734
21,975,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	21,669,853
15,650,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	14,789,300
14,200,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	13,678,227
10,350,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	9,087,683
7,725,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	7,608,817
13,650,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	13,008,120
4,075,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	4,055,174
33,600,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	32,447,009
5,250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	4,749,976
5,600,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	5,546,183
14,950,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	15,437,430
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	11,632,105
	TOTAL	320,174,269
	Health Care—4.9%
13,625,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	12,606,582
10,800,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	9,981,149
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	31,137,448
10,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	6,862,847
18,475,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	13,479,083
10,825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	10,565,745
3,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,147,908
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,409,251
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,687,849
8,850,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	8,547,507
2,500,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	2,506,572
2,875,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,935,487
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,302,567
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,389,595
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	$ 2,593,256
14,325,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	13,377,032
69,675,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	66,234,283
8,275,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,348,672
3,175,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	3,208,655
22,250,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	21,757,057
16,950,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	16,841,751
4,600,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,494,384
1,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,485,302
5,250,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	5,005,699
18,900,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	18,758,178
16,275,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	16,279,342
5,675,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	5,821,494
21,575,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	21,539,042
4,625,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,507,565
		TOTAL	349,811,302
		Health Insurance—0.4%
12,750,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	12,468,616
7,900,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	7,623,860
8,675,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	8,615,457
		TOTAL	28,707,933
		Independent Energy—3.7%
17,800,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	17,891,456
6,325,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,126,817
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,531,034
8,625,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,377,987
4,925,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	4,878,607
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,468,632
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,497,476
7,675,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	7,405,207
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,093,279
13,950,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	13,722,495
2,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	2,151,077
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,590,095
22,450,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	21,430,981
8,704,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	8,447,522
16,350,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	15,799,259
5,525,000		EQT Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	5,655,687
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,624,846
1,450,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	1,560,316
5,650,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,306,409
6,975,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	6,931,595
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	7,600
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	40,700
1,600,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,595,376
9,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	9,061,764
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,583,541
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,626,762
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,603,593
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,872,423
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 10,019,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	$ 10,018,369
5,900,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,047,230
5,500,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,204,495
19,250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	17,709,177
9,075,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	9,335,217
4,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,499,566
8,325,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	8,256,819
6,300,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	5,891,535
4,700,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	4,337,599
	TOTAL	263,182,543
	Industrial - Other—1.5%
12,275,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	12,218,620
2,950,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,819,274
53,725,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	50,877,752
32,275,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	32,583,484
10,325,000	TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	10,176,911
	TOTAL	108,676,041
	Insurance - P&C—8.7%
23,350,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	23,806,633
5,200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	5,024,689
14,675,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	14,848,341
22,125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	22,476,729
5,650,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	5,645,478
7,050,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,006,682
12,725,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	12,884,610
34,800,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	33,258,099
8,550,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	8,711,673
71,650,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	73,144,075
24,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	24,840,877
11,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	12,075,617
26,925,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	27,423,597
60,350,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	58,335,294
36,125,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	37,494,607
25,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	24,623,461
52,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	54,429,773
19,625,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	20,719,270
24,950,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	26,861,993
52,200,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	53,522,748
11,675,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	11,089,149
13,325,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	13,172,787
50,750,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	52,477,481
	TOTAL	623,873,663
	Leisure—2.5%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	3,993,116
2,950,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	2,931,336
16,075,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	15,997,480
7,800,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	7,738,920
3,650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	3,663,045
8,550,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	8,959,648
2,058,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,049,077
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 12,675,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	$ 12,385,053
6,775,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	6,998,155
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,849,146
17,500,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	17,560,251
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	740,271
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,323,001
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,758,967
6,650,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	6,603,809
10,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	10,209,167
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,717,202
23,550,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	23,892,350
32,625,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	31,041,318
	TOTAL	180,411,312
	Lodging—1.1%
1,875,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,660,330
9,275,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,729,722
5,050,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,050,000
13,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,018,974
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	10,951,710
3,225,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,163,121
12,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	12,894,727
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,068,197
12,425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	11,944,349
4,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	4,882,084
	TOTAL	78,363,214
	Media Entertainment—2.6%
3,674,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,028,720
14,200,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	8,485,075
2,300,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,374,250
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,870,682
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,600,796
1,650,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	1,492,615
8,975,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	8,898,992
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,353,619
6,225,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	5,788,306
11,525,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	10,663,194
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,448,579
11,325,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	8,982,021
2,775,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	1,682,490
8,975,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	8,414,063
8,175,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	5,926,875
61,325,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	57,943,441
2,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,681,745
12,375,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	10,631,501
11,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	10,121,868
15,600,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	15,167,839
5,450,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,044,200
	TOTAL	184,600,871
	Metals & Mining—1.0%
19,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	17,572,206
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	$ 3,306,930
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,108,819
4,300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	4,169,638
16,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	15,051,771
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	6,750,165
21,350,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	20,275,783
	TOTAL	68,235,312
	Midstream—4.6%
9,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	9,110,664
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,585,975
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	32,011,055
3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	3,666,423
15,100,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	14,998,391
4,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,658,983
8,325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	8,544,572
2,800,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,736,650
24,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	22,781,662
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,119,672
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	16,297,645
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,275,750
15,300,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,994,398
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,490,791
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	2,758,077
4,500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,574,427
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	18,959,374
19,000,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	18,900,696
5,950,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	6,052,840
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,547,268
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	27,674,358
9,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	9,524,157
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,217,470
19,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	19,410,487
17,875,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 7.750%, 5/1/2035	18,370,372
17,875,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	18,352,666
	TOTAL	332,614,823
	Oil Field Services—2.2%
26,950,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	26,929,186
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,561,795
22,725,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	23,101,611
11,625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	9,262,807
4,475,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	4,057,977
1,575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,486,398
6,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	4,077,257
11,425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	10,725,879
4,523,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	4,511,566
26,200,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	26,002,979
18,225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	18,419,479
	TOTAL	158,136,934
	Packaging—4.1%
29,910,686	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	968,592
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	$ 20,394,928
24,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	11,296,950
26,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	12,034,710
13,750,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	12,185,842
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,461,917
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,917,473
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,348,556
4,625,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	4,732,843
8,225,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	8,367,256
54,625,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	56,332,195
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,558,617
14,800,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	13,592,625
12,700,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	12,749,405
5,425,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,028,341
4,873,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	4,866,571
14,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	13,752,195
16,950,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	17,253,510
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,814,786
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,458,377
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,175,556
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,151,340
8,125,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	8,053,023
45,350,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	44,884,355
	TOTAL	296,379,963
	Paper—0.5%
20,725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	19,291,037
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,101,744
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,541,573
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	943,074
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,230,491
	TOTAL	36,107,919
	Pharmaceuticals—1.9%
15,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	12,279,924
11,775,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	7,465,174
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,257,677
13,825,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	9,072,656
21,525,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	21,090,929
38,975,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	36,318,495
17,175,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,315,172
7,525,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	7,105,049
3,825,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	3,527,673
3,400,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	3,209,323
24,000,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	20,163,387
	TOTAL	138,805,459
	Restaurant—1.6%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,811,606
65,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	59,758,985
6,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	6,687,450
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,203,730
6,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	6,386,817
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	$ 6,041,004
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,494,033
3,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	3,133,838
3,625,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	3,566,985
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,829,110
	TOTAL	111,913,558
	Retailers—1.6%
16,225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	16,213,458
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	210,646
16,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	15,323,639
10,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	9,418,626
4,450,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	4,448,761
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	7,537,980
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	8,255,561
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,921,857
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,083,209
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	3,028,747
26,975,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	28,240,370
3,650,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	3,681,306
6,175,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	6,244,790
1,325,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	1,291,546
	TOTAL	112,900,496
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,681,030
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,933,675
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,278,367
2,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	2,158,271
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,203,096
	TOTAL	40,254,439
	Technology—12.5%
17,000,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	17,308,346
60,575,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	57,958,848
20,950,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	21,428,980
14,825,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	10,742,492
3,000,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.000%, 6/15/2029	2,660,875
16,950,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	14,598,952
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,615,910
44,575,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	40,579,609
33,325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	33,368,618
12,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	12,552,873
38,125,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	38,450,195
24,350,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	23,345,750
15,850,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	15,817,824
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	22,762,311
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	25,209,326
6,450,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	6,459,778
8,700,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	8,478,121
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	12,445,323
22,975,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	22,960,629
4,150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	3,984,058
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 16,500,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	$ 16,887,370
8,650,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	8,648,290
8,828,820	GoTo Group, Inc., 144A, 5.500%, 5/1/2028	7,703,145
12,192,180	GoTo Group, Inc., 144A, 5.500%, 5/1/2028	4,633,028
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	23,300,618
10,575,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	9,535,717
8,175,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	8,303,053
12,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	12,863,035
27,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	28,422,099
69,475,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	60,083,504
9,100,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	9,799,053
9,225,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,951,316
9,025,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	8,690,924
9,050,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	9,316,381
17,450,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	16,697,118
8,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,165,421
11,275,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	11,629,396
39,925,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	38,175,435
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,233,293
1,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	1,234,415
7,300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	7,816,512
22,259,625	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	25,144,539
3,100,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,861,906
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,478,595
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,896,349
4,600,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	4,562,353
39,775,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	39,617,463
9,675,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	9,818,790
15,150,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	14,022,316
13,500,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	12,563,501
46,925,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	48,321,206
11,975,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	10,985,195
5,625,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,656,676
14,025,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	11,715,852
	TOTAL	896,462,682
	Transportation Services—0.4%
15,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,043,461
12,725,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	12,709,706
	TOTAL	27,753,167
	Utility - Electric—3.3%
13,300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	13,019,732
14,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	13,566,411
7,900,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,646,363
7,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	7,172,045
9,500,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,418,143
6,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,707,672
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,801,823
2,082,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,863,683
7,375,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,295,291
775,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	775,229
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	$ 4,060,172
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,846,258
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,345,578
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,203,717
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,492,807
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,705,152
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,681,340
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,631,389
28,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	28,831,148
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,513,741
9,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	9,972,140
6,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,270,011
19,900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	19,716,908
2,775,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	2,787,864
14,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	14,606,412
		TOTAL	234,931,029
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,246,567,285)	6,934,074,507
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
67,353	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $45,005,284)	1,064,177
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[2,3]	Audacy Capital Corp., Warrants	817
13,607	[2,3]	Audacy Capital Corp., Warrants	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	953
		INVESTMENT COMPANY—1.7%
122,383,103		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $122,383,103)	122,383,103
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $7,413,982,686)[5]	7,057,522,740
		OTHER ASSETS AND LIABILITIES - NET—1.4%[6]	100,908,822
		NET ASSETS—100%	$7,158,431,562
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$205,105,579
Purchases at Cost	$567,204,212
Proceeds from Sales	$(649,926,688)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$122,383,103
Shares Held as of 4/30/2025	122,383,103
Dividend Income	$4,802,170
Semi-Annual Financial Statements and Additional Information

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $7,422,643,158.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,934,074,507	$—	$6,934,074,507
Equity Security:
Common Stock
Domestic	—	—	1,064,177	1,064,177
Warrants	—	—	953	953
Investment Company	122,383,103	—	—	122,383,103
TOTAL SECURITIES	$122,383,103	$6,934,074,507	$1,065,130	$7,057,522,740

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024	Period Ended 10/31/2023[1]
Net Asset Value, Beginning of Period	$8.92	$8.26	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.24	0.48	0.35
Net realized and unrealized gain (loss)	(0.07)	0.69	(0.31)
Total From Investment Operations	0.17	1.17	0.04
Less Distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.35)
Net Asset Value, End of Period	$8.84	$8.92	$8.26
Total Return[3]	1.94%	14.36%	0.50%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%[5]
Net investment income	5.47%[5]	5.44%	5.74%[5]
Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,160	$14,325	$12,066
Portfolio turnover[7]	6%	24%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024	Period Ended 10/31/2023[1]
Net Asset Value, Beginning of Period	$8.89	$8.22	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.21	0.41	0.30
Net realized and unrealized gain (loss)	(0.08)	0.70	(0.34)
Total From Investment Operations	0.13	1.11	(0.04)
Less Distributions:
Distributions from net investment income	(0.22)	(0.44)	(0.31)
Net Asset Value, End of Period	$8.80	$8.89	$8.22
Total Return[3]	1.44%	13.68%	(0.52)%
Ratios to Average Net Assets:
Net expenses[4]	1.53%[5]	1.53%	1.49%[5]
Net investment income	4.68%[5]	4.63%	4.87%[5]
Expense waiver/reimbursement[6]	0.04%[5]	0.02%	0.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,633	$2,584	$901
Portfolio turnover[7]	6%	24%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.91	$8.25	$8.32	$9.91	$9.57	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.50	0.51	0.48	0.48	0.52
Net realized and unrealized gain (loss)	(0.07)	0.69	(0.06)	(1.57)	0.37	(0.21)
Total From Investment Operations	0.18	1.19	0.45	(1.09)	0.85	0.31
Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.52)	(0.50)	(0.51)	(0.52)
Net Asset Value, End of Period	$8.83	$8.91	$8.25	$8.32	$9.91	$9.57
Total Return[2]	2.07%	14.66%	5.42%	(11.30)%	8.94%	3.39%
Ratios to Average Net Assets:
Net expenses[3]	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.72%[4]	5.70%	6.03%	5.30%	4.76%	5.48%
Expense waiver/reimbursement[5]	0.05%[4]	0.04%	0.05%	0.05%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,289,629	$5,736,376	$5,202,252	$5,542,801	$7,425,236	$6,287,623
Portfolio turnover[6]	6%	24%	14%	12%	32%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.92	$8.25	$8.32	$9.92	$9.57	$9.79
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.50	0.51	0.48	0.47	0.51
Net realized and unrealized gain (loss)	(0.08)	0.70	(0.06)	(1.58)	0.39	(0.21)
Total From Investment Operations	0.17	1.20	0.45	(1.10)	0.86	0.30
Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.52)	(0.50)	(0.51)	(0.52)
Net Asset Value, End of Period	$8.83	$8.92	$8.25	$8.32	$9.92	$9.57
Total Return[2]	1.96%	14.80%	5.43%	(11.38)%	9.06%	3.29%
Ratios to Average Net Assets:
Net expenses[3]	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.73%[4]	5.71%	6.03%	5.29%	4.78%	5.34%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.02%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,852,009	$1,963,801	$1,958,657	$1,669,728	$2,679,769	$3,059,665
Portfolio turnover[6]	6%	24%	14%	12%	32%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $122,383,103 of investments in affiliated holdings* (identified cost $7,413,982,686, including $122,383,103 of identified cost in affiliated holdings)	$7,057,522,740
Income receivable	115,931,751
Income receivable from affiliated holdings	477,509
Receivable for investments sold	1,974,000
Receivable for shares sold	4,173,916
Total Assets	7,180,079,916
Liabilities:
Payable for shares redeemed	17,290,031
Income distribution payable	3,967,177
Payable for investment adviser fee (Note 5)	73,496
Payable for administrative fee (Note 5)	15,177
Payable for distribution services fee (Note 5)	2,210
Payable for other service fees (Notes 2 and 5)	4,571
Accrued expenses (Note 5)	295,692
Total Liabilities	21,648,354
Net assets for 810,726,871 shares outstanding	$7,158,431,562
Net Assets Consist of:
Paid-in capital	$8,140,204,652
Total distributable earnings (loss)	(981,773,090)
Net Assets	$7,158,431,562
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$13,160,234 ÷ 1,489,293 shares outstanding, no par value, unlimited shares authorized	$8.84
Offering price per share (100/95.50 of $8.84)	$9.26
Redemption proceeds per share	$8.84
Class C Shares:
$3,632,941 ÷ 412,844 shares outstanding, no par value, unlimited shares authorized	$8.80
Offering price per share	$8.80
Redemption proceeds per share (99.00/100 of $8.80)	$8.71
Institutional Shares:
$5,289,629,484 ÷ 599,146,403 shares outstanding, no par value, unlimited shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share	$8.83
Class R6 Shares:
$1,852,008,903 ÷ 209,678,331 shares outstanding, no par value, unlimited shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share	$8.83

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Interest	$228,188,130
Dividends received from affiliated holdings*	4,802,170
TOTAL INCOME	232,990,300
Expenses:
Investment adviser fee (Note 5)	15,002,041
Administrative fee (Note 5)	2,908,923
Custodian fees	105,861
Transfer agent fees (Note 2)	1,473,303
Directors’/Trustees’ fees (Note 5)	19,262
Auditing fees	22,110
Legal fees	5,593
Portfolio accounting fees	120,048
Distribution services fee (Note 5)	12,641
Other service fees (Notes 2 and 5)	20,627
Share registration costs	67,359
Printing and postage	370,471
Miscellaneous (Note 5)	29,643
TOTAL EXPENSES	20,157,882
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(826,777)
Reimbursement of other operating expenses (Notes 2 and 5)	(831,840)
TOTAL WAIVER AND REIMBURSEMENTS	(1,658,617)
Net expenses	18,499,265
Net investment income	214,491,035
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(49,490,647)
Net change in unrealized depreciation of investments	(14,819,954)
Net realized and unrealized gain (loss) on investments	(64,310,601)
Change in net assets resulting from operations	$150,180,434

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$214,491,035	$432,910,729
Net realized gain (loss)	(49,490,647)	(216,454,784)
Net change in unrealized appreciation/depreciation	(14,819,954)	813,850,212
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	150,180,434	1,030,306,157
Distributions to Shareholders:
Class A Shares	(376,669)	(748,130)
Class C Shares	(83,141)	(94,828)
Institutional Shares	(165,929,312)	(334,359,005)
Class R6 Shares	(57,376,528)	(121,865,733)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(223,765,650)	(457,067,696)
Share Transactions:
Proceeds from sale of shares	655,710,666	1,775,333,445
Net asset value of shares issued to shareholders in payment of distributions declared	198,017,830	399,703,860
Cost of shares redeemed	(1,338,797,508)	(2,205,065,489)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(485,069,012)	(30,028,184)
Change in net assets	(558,654,228)	543,210,277
Net Assets:
Beginning of period	7,717,085,790	7,173,875,513
End of period	$7,158,431,562	$7,717,085,790
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,658,617 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$4,146	$(2,852)
Class C Shares	1,293	(285)
Institutional Shares	1,375,206	(828,703)
Class R6 Shares	92,658	—
TOTAL	$1,473,303	$(831,840)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information

For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$16,474
Class C Shares	4,153
TOTAL	$20,627
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	110,852	$985,375	924,105	$8,093,576
Shares issued to shareholders in payment of distributions declared	42,340	376,723	84,898	747,582
Shares redeemed	(269,863)	(2,400,188)	(864,655)	(7,579,051)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(116,671)	$(1,038,090)	144,348	$1,262,107
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	116,077	$1,032,436	190,119	$1,661,762
Shares issued to shareholders in payment of distributions declared	9,373	83,007	10,824	95,150
Shares redeemed	(3,406)	(30,178)	(19,660)	(170,207)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	122,044	$1,085,265	181,283	$1,586,705
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,428,480	$475,080,093	150,769,239	$1,319,051,958
Shares issued to shareholders in payment of distributions declared	16,566,759	147,269,214	33,426,895	294,030,024
Shares redeemed	(114,536,734)	(1,014,619,748)	(171,279,720)	(1,496,591,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(44,541,495)	$(392,270,441)	12,916,414	$116,490,202
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	20,094,454	$178,612,762	51,024,087	$446,526,149
Shares issued to shareholders in payment of distributions declared	5,655,328	50,288,886	11,916,195	104,831,104
Shares redeemed	(36,331,501)	(321,747,394)	(80,061,328)	(700,724,451)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(10,581,719)	$(92,845,746)	(17,121,046)	$(149,367,198)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(55,117,841)	$(485,069,012)	(3,879,001)	$(30,028,184)
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $7,422,643,158. The net unrealized depreciation of investments for federal tax purposes was $365,120,418. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $72,765,015 and unrealized depreciation from investments for those securities having an excess of cost over value of $437,885,433.
As of October 31, 2024, the Fund had a capital loss carryforward of $563,554,851 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,683,225	$559,871,626	$563,554,851
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Adviser voluntarily waived $750,315 of its fee and voluntarily reimbursed $831,840 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $76,462.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$12,641
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $7,011 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $1,643 in sales charges from the sale of Class A Shares. FSC also retained $861 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $426 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.53%, 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$461,940,109
Sales	$880,074,264
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as:
Semi-Annual Financial Statements and Additional Information

portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Institutional High Yield Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B839
CUSIP 31420B821
CUSIP 31420B300
CUSIP 31420B847
28539 (6/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Institutional High Yield Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Institutional High Yield Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Institutional High Yield Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Institutional High Yield Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Institutional Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025